UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:  December 31, 2010
Check here if Amendment [   ]; Amendment Number:
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:      Guinness Atkinson Asset Management Inc
Address:   14 Queen Anne s Gate
           London, England
           SW1H 9AA
Form 13F File Number:      -
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:
Name:      Giles Robinette
Title:     Compliance Officer
Phone:     +44(0)20 7222 1665
Signature, Place, and Date of Signing:
  /s/ Giles Robinette        London, England            January 25, 2011

Report Type (Check only one.):
[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ]   13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ]   13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:            0
Form 13F Information Table Entry Total:       60
Form 13F Information Table Value Total:       145003
                                                (thousands)
List of Other Included Managers: NONE
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                     Form 13F INFORMATION TABLE

       COLUMN 1                COLUMN 2        COLUMN 3    COLUMN 4       COLUMN 5      COLUMN 6    COLUMN 7        COLUMN 8
- --------------------------  -------------      --------    --------   ---------------- ----------   --------  --------------------
                                                            VALUE    SHRS OR SH/ PUT/  INVESTMENT    OTHER      VOTING AUTHORITY
    NAME OF ISSUER          TITLE OF CLASS      CUSIP      (x$1000)  PRN AMT PRN CALL  DISCRETION   MANAGERS   SOLE  SHARED  NONE

issuer                             class          CUSIP     value  shares shput/cdiscotherSOLE   SHARENONE
- ----------------------------------------------------------------------------------------------------------------------------------
AMERICAN INTL GROUP INC            COM NEW ADDED  026874784     235    4083SH     SOLE         4083
APACHE CORP                        COM            037411105    3805   31909SH     SOLE        31909
APPLIED MATLS INC                  COM            038222105    1446  102930SH     SOLE       102930
BEST BUY CO INC                    COM            086516101    1023   29830SH     SOLE        29830
BILL BARRETT CORP                  COM            06846N104    3933   95618SH     SOLE        95618
BP PLC                             SPONSORED ADR  055622104    1333   30190SH     SOLE        30190
CANADIAN NAT RES LTD               COM            136385101    3936   88200SH     SOLE        88200
CANADIAN SOLAR INC                 COM            136635109    1016   82000SH     SOLE        82000
CAPITAL ONE FINL CORP              COM            14040H105    1355   31830SH     SOLE        31830
CHESAPEAKE ENERGY CORP             COM            165167107    4208  162400SH     SOLE       162400
CHEVRON CORP                       NEW COM        166764100    3896   42700SH     SOLE        42700
COMPANHIA ENERGETICA DE MINA       SPONSORED ADR  204409601    1152   69453SH     SOLE        69453
CITIGROUP INC                      COM            172967101     652  137850SH     SOLE       137850
COMCAST CORP                       NEW CL A       20030N101    1402   63820SH     SOLE        63820
CONOCOPHILLIPS                     COM            20825C104    3924   57628SH     SOLE        57628
EBAY INC                           COM            278642103    1210   43470SH     SOLE        43470
FIRST SOLAR INC                    COM            336433107    1301   10000SH     SOLE        10000
FOREST OIL CORP                    COM PAR $0.01  346091705    1986   52300SH     SOLE        52300
HALLIBURTON CO                     COM            406216101    3777   92500SH     SOLE        92500
HELIX ENERGY SOLUTIONS             GRP I COM      42330P107    2308  190080SH     SOLE       190080
HESS CORP                          COM            42809H107    3899   50943SH     SOLE        50943
HONDA MOTOR LTD                    AMERN SHS      438128308     708   17930SH     SOLE        17930
HSBC HLDGS PLC                     SPON ADR NEW   404280406     200    3924SH     SOLE         3924
INFOSPACE INC                      COM PAR $.0001 45678T300    1428  172040SH     SOLE       172040
INTERCONTINENTALEXCHANGE INC       COM            45865V100    1385   11620SH     SOLE        11620
JA SOLAR HOLDINGS CO LTD           SPONSORED ADR  466090107   10459 1511400SH     SOLE      1511400
L-3 COMMUNICATIONS HLDGS INC       COM            502424104    1235   17520SH     SOLE        17520
LDK SOLAR CO LTD                   SPONSORED ADR  50183L107    1237  122200SH     SOLE       122200
LSB INDUSTRIES                     COM            502160104    1276   52605SH     SOLE        52605
MARATHON OIL CORP                  COM            565849106    3973  107300SH     SOLE       107300
MEMC ELECTR MATLS INC              COM            552715104    1165  103480SH     SOLE       103480
NETEASE COM INC                    SPONSORED ADR  64110W102    3797  105040SH     SOLE       105040
NETFLIX INC                        COM            64110L106    1342    7640SH     SOLE         7640
NEWFIELD EXPL CO                   COM            651290108    3770   52286SH     SOLE        52286
NEXEN INC                          COM            65334H102    3929  171221SH     SOLE       171221
NOBLE ENERGY INC                   COM            655044105    3971   46135SH     SOLE        46135
NOKIA CORP                         SPONSORED ADR  654902204    1271  123172SH     SOLE       123172
NVIDIA CORP                        COM            67066G104    1617  104985SH     SOLE       104985
ORACLE CORP                        COM            68389X105    1433   45780SH     SOLE        45780
ORMAT TECHNOLOGIES INC             COM            686688102    1394   47119SH     SOLE        47119
PARAMETRIC TECHNOLOGY CORP         COM NEW        699173209    1332   59100SH     SOLE        59100
PATTERSON UTI ENERGY INC           COM            703481101    2491  115570SH     SOLE       115570
PETROCHINA CO LTD                  SPONSORED ADR  71646E100     205    1560SH     SOLE         1560
QWEST COMMUNICATIONS INTL          COM            749121109    1502  197390SH     SOLE       197390
RENESOLA LTD                       SPONSORED ADS  75971T103    5412  619200SH     SOLE       619200
RESEARCH IN MOTION LTD             COM            760975102    1366   23370SH     SOLE        23370
SOHU COM INC                       COM            83408W103    5860   91050SH     SOLE        91050
STATE STR CORP                     COM            857477103    1388   29944SH     SOLE        29944
STR HOLDINGS                       COM            78478V100    1194   59700SH     SOLE        59700
SUNCOR ENERGY INC                  NEW COM ADDED  867224107    3998  103776SH     SOLE       103776
SUNPOWER CORP                      COM CL B       867652307    1329  107020SH     SOLE       107020
SUNTECH PWR HLDGS CO LTD           ADR            86800C104    1083  135191SH     SOLE       135191
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR  874039100    1500  119649SH     SOLE       119649
TD AMERITRADE HLDG CORP            COM            87236Y108    1476   77740SH     SOLE        77740
TOYOTA MOTOR CORP                  SP ADR REP2COM 892331307     687    8740SH     SOLE         8740
TRINA SOLAR LIMITED                SPONSORED ADR  89628E104   11010  470100SH     SOLE       470100
UNIT CORP                          COM            909218109    3872   83297SH     SOLE        83297
VALERO ENERGY CORP                 NEW COM        91913Y100    4148  179399SH     SOLE       179399
VODAFONE GROUP PLC                 NEW SPONS ADR N92857W209     625   23635SH     SOLE        23635
YINGLI GREEN ENERGY HLDG CO        ADR            98584B103    1138  115200SH     SOLE       115200

</SEC-DOCUMENT>
-----END PRIVACY-ENHANCED MESSAGE-----